INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAXES
Schedule of provision for income taxes

	Years Ended December 31,
	2022	2023	2024
Income (loss) before income taxes and equity in earnings (losses) of affiliates
Canada	$(19,357)	$(61,704)	$(38,474)
United States	22,275	(49,536)	(151,101)
PRC including Hong Kong and Taiwan	193,705	230,768	134,752
Others	159,845	288,997	(27,479)
	$356,468	$408,525	$(82,302)
Current tax expense (benefit)
Canada	$(16,707)	$1,944	$972
United States	(1,684)	12,570	(16,750)
PRC including Hong Kong and Taiwan	47,528	55,780	95,325
Others	28,132	4,756	9,244
	57,269	75,050	88,791
Deferred tax expense (benefit)
Canada	10,629	2,048	(8,799)
United States	1,996	(4,176)	(31,637)
PRC including Hong Kong and Taiwan	500	(724)	(70,231)
Others	2,959	(12,697)	5,300
	16,084	(15,549)	(105,367)
Total income tax expense (benefit)
Canada	(6,078)	3,992	(7,827)
United States	312	8,394	(48,387)
PRC including Hong Kong and Taiwan	48,028	55,056	25,094
Others	31,091	(7,941)	14,544
	$73,353	$59,501	$(16,576)

Schedule of reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes

	Years Ended December 31,
	2022	2023	2024
Combined federal and provincial income tax rate	27%	27%	27%
Effect of permanent difference	(3)	(15)	13
Effect of different tax rate on earnings in other jurisdictions	1	(4)	(6)
Effect of tax holiday	(1)	(1)	—
Effect of true-up	(2)	—	9
Effect of cross-border tax	—	1	(2)
Tax credits	—	—	8
Change in valuation allowance	(1)	7	(29)
	21%	15%	20%

Schedule of aggregate amount and per share effect of the tax holiday

	Years Ended December 31,
	2022	2023	2024
The aggregate amount	$2,520	$3,043	$41
Per share — basic	$0.04	$0.05	$0.01
Per share — diluted	0.04	0.04	0.01

Schedule of components of the deferred tax assets and liabilities

	December 31,	December 31,
	2023	2024
Deferred tax assets:
Accrued warranty costs	$12,944	$11,200
Allowance for credit losses	14,728	14,928
Inventory write-downs	5,807	7,022
Future deductible expenses	28,720	33,656
Depreciation difference and impairment of property, plant and equipment, project assets, solar power and battery energy storage systems	18,428	40,359
Accrued liabilities	39	10,886
Government subsidies	46,712	48,473
Net operating losses carryforwards	131,094	233,329
Interest limitations	15,471	26,199
Others	62,193	100,099
Total deferred tax assets, gross	336,136	526,151
Valuation allowance	(72,678)	(52,651)
Total deferred tax assets, net	$263,458	$473,500

Deferred tax liabilities:
Investments in partnerships	$2,261	$69,327
Depreciation difference of property, plant and equipment	34,625	59,729
Others	45,942	75,776
Total deferred tax liabilities	$82,828	$204,832
Net deferred tax assets	$180,630	$268,668
Analysis as:
Deferred tax assets	263,458	473,500
Deferred tax liabilities	(82,828)	(204,832)
Net deferred tax assets	$180,630	$268,668

Schedule of movement of the valuation allowance

	Years Ended December 31,
	2022	2023	2024
Beginning balance	$45,682	$43,488	$72,678
Additions (reversals)	(1,531)	28,819	(19,328)
Foreign exchange effect	(663)	371	(699)
Ending balance	$43,488	$72,678	$52,651

Schedule of movement and balance of the Company's liability for uncertain tax positions (excluding interest and penalties)

	Years Ended December 31,
	2022	2023	2024
Beginning balance	$5,863	$4,770	$4,745
Additions	—	—	146
Reductions for tax positions from prior years and statute of limitations expirations	(678)	(24)	(63)
Foreign exchange effect	(415)	(1)	1
Ending balance	$4,770	$4,745	$4,829